Earnings/(Loss) Per Share - Schedule of Earnings/(loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share (in Dollars and Yuan Renminbi)	¥ (149,464)	$ (21,372)	¥ 2,705	¥ 3,334
Denominator:
Weighted average number of shares outstanding	1,394,483,782	1,394,483,782	416,025,918	55,534,919
Earnings/(loss) per share - basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.11)	$ (0.02)	¥ 0.01	¥ 0.06
Net income/(loss) attributable to ordinary shareholders for computing diluted earnings/(loss) per ordinary share (in Dollars and Yuan Renminbi)	¥ (149,464)	$ (21,372)	¥ 2,705	¥ 3,334
Weighted average number of shares outstanding	1,394,483,782	1,394,483,782	416,025,918	55,534,919
Earnings/(loss) per share - diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.11)	$ (0.02)	¥ 0.01	¥ 0.06